[OHIO NATIONAL FINANCIAL SERVICES LETTERHEAD]

March 2, 2012

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:	Ohio National Fund, Inc. (File No. 811-3015; 2-67464)

Ladies and Gentlemen:

On behalf of the above registrant, enclosed herewith for electronic filing is a definitive proxy statement. It will be first mailed to shareholders on or about March 12, 2012.

Should you have any questions or comments regarding the filings, please contact me at (513) 794-6278.

Sincerely,

/s/ Kimberly A. Plante

Kimberly A. Plante

Senior Associate Counsel